Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2022	356,555	1,640	4,823	17	363,035
Additions/(write-offs), net	114,271	896	(1,238)	—	113,929
Depreciation	(57,675)	(1,674)	(1,127)	(3)	(60,479)
As of December 31, 2022	413,151	862	2,458	14	416,485
Additions, net	143,561	2,398	134	—	146,093
Depreciation	(91,877)	(1,258)	(839)	(1)	(93,975)
As of December 31, 2023	464,835	2,002	1,753	13	468,603

Schedule of analysis of lease liabilities

	Lease Liabilities
	2022	2023
As of January 1,	302,850	336,376
Additions, net	75,788	109,907
Interest expense on leases (Note 19)	13,639	17,227
Payments	(55,901)	(80,085)
As of December 31,	336,376	383,425
Lease liabilities, current portion	48,548	70,979
Lease liabilities, non-current portion	287,828	312,446
Total	336,376	383,425